INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of inventories
	At December 31,
	2013	2014
Raw materials	$88,367,032	$91,045,461
Work-in-process	35,015,711	39,938,219
Finished goods	236,194,291	226,377,489
Total inventories	$359,577,034	$357,361,169